Investments Accounted for Using the Equity Method - Summary of Movements of Investments Accounted for using the Equity Method (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of significant investments in associates and joint ventures [line items]
Loss from equity accounted investments, related impairments and expenses	$ (19)	$ (915)	$ (508)
Fair value change on forward exchange derivatives	29	(87)	(393)
Dividends received from investments accounted for using equity method, classified as investing activities	787
Discontinued operations [member]
Disclosure of significant investments in associates and joint ventures [line items]
Loss from equity accounted investments, related impairments and expenses	(4)	(6)	(4)
Dividends received from investments accounted for using equity method, classified as investing activities	10	$ 10	$ 12
Samarco dam failure [member]
Disclosure of significant investments in associates and joint ventures [line items]
Fair value change on forward exchange derivatives	(81)
Samarco germano dam decommissioning [member]
Disclosure of significant investments in associates and joint ventures [line items]
Change in estimate	56
Exchange translation	12
Samarco Germano dam decommissioning	68
Joint ventures [member] | Samarco dam failure [member]
Disclosure of significant investments in associates and joint ventures [line items]
Loss from equity accounted investments, related impairments and expenses	(676)
Samarco dam failure provision	(663)
Change in estimate	(747)
Exchange translation	$ 84